Employee Benefit Plan, Nonparticipant-Directed Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Nonparticipant-Directed Investment
5. NONPARTICIPANT - DIRECTED INVESTMENTS

The Plan's investments in Common Stock at December 31 are as follows:

	2025	2024
Number of Shares	3,205,237	3,433,526

Cost	$63,686	$67,311
Fair Value	$112,247	$111,452

The fair value per share of Common Stock at December 31, 2025 and 2024 was $35.02 and $32.46.

The changes in nonparticipant-directed investments were as follows:

Year Ended December 31, 2025
Dividends	$3,627
Net appreciation	8,994
Benefits paid to participants	(11,742)
Transfers to participant-directed investments	(84)
$795